SUBSEQUENT EVENTS (Details)		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
LP Unit equivalents exchanged for acquired common stock	0.36
TerraForm Power
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary		62.00%